Other assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Assets [Abstract]
Other assets
12.	Other assets

	December 31, 2020	December 31, 2019	January 1, 2019
Restricted cash	-	3,309	3,128
Security deposits	3,143	3,164	2,525
Investments in equity securities	9,727	1,071	1,098
Indemnification asset	4,736	-	-
Other	6,293	1,111	1,304
Promissory note	-	19,105	16,630
	23,899	27,760	24,685
Presented as :
Current other assets	-	19,105	-
Non-current other assets	23,899	8,655	24,685

Restricted cash consisted of cash held as potential claims collateral pursuant to re-insurance agreements under the Group’s insurance program. The restrictions on cash are no longer required as at December 31, 2020.

On February 1, 2016, the Company sold the Waste Management segment (“Waste”) to GFL Environmental Inc. (“GFL”) for a total consideration of $575 million (CAD $800 million), which included an unsecured promissory note of $18 million (CAD $25 million) yielding 3% interest with a term of 4 years. On February 1, 2020, the promissory note was collected in full by the Company.